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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02361

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                       VOYA INTERMEDIATE BOND PORTFOLIO
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)        With copies to:

              Theresa K. Kelety, Esq.            Elizabeth J. Reza, Esq.
               Voya Investments, LLC                Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100      Prudential Tower,
                Scottsdale, AZ 85258               800 Boylston Street
                                                    Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: December 31

      Date of reporting period: July 1, 2019 - June 30, 2020

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2019 - 06/30/2020
Voya Intermediate Bond Portfolio


======================= Voya Intermediate Bond Portfolio =======================


GOLDMAN SACHS TRUST

Ticker:                      Security ID:  38141W273
Meeting Date: JAN 23, 2020   Meeting Type: Special
Record Date:  NOV 04, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dwight L. Bush           For       For          Management
1.2   Elect Director Kathryn A. Cassidy       For       For          Management
1.3   Elect Director Joaquin Delgado          For       For          Management
1.4   Elect Director Gregory G. Weaver        For       For          Management


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NBCUNIVERSAL ENTERPRISE, INC.

Ticker:                      Security ID:  63946CAE8
Meeting Date: MAY 21, 2020   Meeting Type: Annual
Record Date:  APR 03, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Bernard C. Watson        For       For          Management



========== END NP-X REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA INTERMEDIATE BOND PORTFOLIO

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 28, 2020